Accounts payable and accrued liabilities	12 Months Ended
Jul. 31, 2025
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities
8.	Accounts payable and accrued liabilities

	July 31, 2025	July 31, 2024
Accounts payable	$1,113,372	$5,503,968
Accrued liabilities	7,059,064	492,925
Excise taxes payable	2,410,973	—
Income taxes payable	99,256	101,009
	$10,682,665	$6,097,902
Accounts payable, related parties	271,919	145,149
Accrued liabilities, related parties	523,071	332,923
	$11,477,655	$6,575,974